CONCENTRATIONS OF RISK	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISK

NOTE 10 – CONCENTRATIONS OF RISK

Supplier Concentrations

During the three months ended March 31, 2026, one supplier accounted for 81.86% of the Company’s cost of revenues representing carrier fees for messaging. During the three months ended March 31, 2025, two suppliers accounted for 8.41% and 29.18% of the Company’s cost of revenues representing voter data and carrier fees for messaging, respectively.

Customer Concentrations

The Company has a concentration of customers. For the three months ended March 31, 2026, two large customers individually accounted for $19,494 and $24,818 or approximately 5.59% and 7.12% of our revenues, respectively. For the three months ended March 31, 2025, two large customers individually accounted for $18,865 and $97,010 or approximately 11.91% and 61.23% of our revenues, respectively.

The Company’s sales are concentrated in the political telecommunications market and are cyclical based on election cycles.

NOTE 9 – CONCENTRATIONS OF RISK

Supplier Concentrations

During the year ended December 31, 2025 and 2024, one supplier accounted for 90.2% and 78.8% of the Company’s cost of revenues representing carrier fees for messaging.

Customer Concentrations

The Company has a concentration of customers. For the fiscal year ended December 31, 2025, three large customers individually accounted for $434,483, $297,227, and $108,756 or approximately 29.58%, 20.24% and 7.40% of our revenues, respectively. For the fiscal year ended December 31, 2024, three large customers individually accounted for $194,922, $132,440, and $48,835, or approximately 23.55%, 14.95%, and 5.51% of our revenues, respectively.

The Company’s sales are concentrated in the political telecommunications market and are cyclical based on election cycles.